Commitment and Contingencies table (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
At December 31, 2013, minimum rental payments under noncancellable operating leases with terms in excess of one year and guaranteed minimum franchise payments are as follows:

	Operating Leases	Guaranteed Minimum Franchise Payments
2014	$89.7	$150.8
2015	84.2	97.2
2016	73.0	22.7
2017	59.8	14.7
2018	51.8	7.2
2019 and thereafter	315.5	38.7
Total minimum payments	$674.0	$331.3